Annual Fund Operating Expenses - iShares Commodity Curve Carry Strategy ETF - iShares Commodity Curve Carry Strategy ETF	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	none
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	none
Net Expenses (as a percentage of Assets)	0.40%